LEASES	12 Months Ended
Sep. 30, 2020
Leases [Abstract]
LEASES
21.	LEASES
The Group has operating leases for floors and rooms of office buildings used as offices (the headquarters in Beijing and office space for subsidiaries in Jiangsu and Fujian) and parking lots. Certain leases include renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.
Operating lease cost for the year ended September 30, 2020
was US$
7,314, which excluded cost of short-term contacts. Short-term lease cost for the year ended September 30, 2020 was US$
45.
As of September 30, 2020, the weighted average remaining lease term was 7.3 years and weighted average discount rate was 4.9% for the Group’s operating leases.
Supplemental cash flow information related to the operating lease
s
is as follow:

For the year ended September 30, 2020
US$
Cash payments for the operating leases	6,592
ROU assets obtained in exchange for the new operating lease liabilities	29

A summary of maturity analysis of the annual undiscounted cash flows for the operating lease liabilities as of September 30, 2020 is as follows:

US$
Years ending September 30, 2021	5,411
2022	4,986
2023	4,579
2024	4,666
2025	3,931
2026 and thereafter	8,806

Total future lease payments	32,379
Less: Imputed interest	(5,130)

Present value of operating lease liabilities	27,249
As of September 30, 2019, the future minimum lease payments under the Group’s non-cancelable operating lease agreements based on ASC 840 are as follow:

US$
Years ending September 30, 2020	9,225
2021	5,169
2022	3,775
2023	3,701
2024	3,805
2025 and thereafter	21,195

Total future lease payments	46,870